Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Increase (decrease) in the fair value of warrant liabilities	$ 4.8	$ 3.4
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Transfers to/from Levels	$ 0.0	$ 0.0